Label	Element	Value
Global Beta Rising Stars ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Global Beta Rising Stars ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Global Beta Momentum-Growth ETF (GBGR)
(the “Fund”)

Supplement dated December 3, 2020 to the
Prospectus dated July 22, 2020, as previously supplemented

IMPORTANT NOTICE TO INVESTORS

THIS SUPPLEMENT CONTAINS IMPORTANT INFORMATION ABOUT CHANGES TO THE FUND’S INVESTMENT OBJECTIVE, NAME, AND INVESTMENT POLICIES EFFECTIVE DECEMBER 18, 2020, AS DESCRIBED BELOW.
Changes to the Fund’s Name and Investment Objective
Effective December 18, 2020, the Fund’s name and investment objective will change as listed in the table below. The Fund’s investment objective is non-fundamental and may be changed without shareholder approval upon notice to shareholders.

	Current	New (effective December 18, 2020)
Fund Name	Global Beta Momentum-Growth ETF	Global Beta Rising Stars ETF
Investment Objective	The Fund seeks to track the performance (before fees and expenses) of the Global Beta Momentum-Growth Factor Index.	The Fund seeks to track the performance (before fees and expenses) of the FactSet Rising Stars Index (the “Target Index”).
Changes to the Fund’s Principal Investment Strategy
In conjunction with the changes to the Fund’s investment objective, effective December 18, 2020, the section entitled “Principal Investment Strategies” beginning on page 6 of the Prospectus will be replaced with the following:
Principal Investment Strategies
The Fund seeks to track the performance (before fees and expenses) of the Target Index, which is comprised of 100 U.S.-listed companies with operations in the information technology sector and that are selected based on a combination of valuation- and growth-related factors. The Target Index may include small, medium, and large capitalization companies.
The Target Index is expected to be predominantly comprised of companies in the information technology sector and concentrated (i.e., hold 25% or more of its net assets) in companies in the software sub-industry. To the extent that the Target Index concentrates in securities of a particular industry or group of industries, the Fund is expected to concentrate to approximately the same extent.
The Target Index’s construction begins with the universe of the 3,000 largest companies by market capitalization whose equity securities are listed on either the New York Stock Exchange or the Nasdaq Stock Market, LLC. Such companies are then screened to keep only companies with a minimum market capitalization of $500 million and whose equity securities meet certain liquidity thresholds (the remaining companies collectively, the “Index Universe”).
For each company in the Index Universe, the Target Index uses a proprietary formula to evaluate each company’s valuation relative to its sales growth rate over the prior year. Specifically, the Target Index’s methodology calculates the difference between each company’s recent year-over-year sales growth rate and the annual sales growth rate that would be needed over the next 10 years to justify the company’s current market valuation based primarily on the company’s price-to-sales ratio (such difference, the “Excess Growth Rate”). Companies in the Index Universe whose Excess Growth Rate ranks in the top 75% of companies in the Index Universe are eligible to be included in the Target Index (the “Eligible Companies”).
The Eligible Companies are then evaluated based on the following growth-related factors: market share growth, industry growth, and, to a lesser extent, operating margin growth. Each Eligible Company receives a score for each of the factors. The results for all Eligible Companies for a given factor (e.g., market share growth) are then ranked, and companies whose results rank in the top 20% (i.e., the top quintile) of results receive the highest score while companies in each of the lower quintiles receive scores that decrease with each quintile. Because certain factors are focused on revenue from sub-industries within the information technology sector, the scores with respect to such factors will favor companies earning all or a significant portion of their revenue from the information technology sector.

Market Share Growth Rate
This factor looks at a company’s year-over-year market share growth rate in sub-industries within the information technology sector. A company’s rank will be higher if its combined weighted average market share growth rate across all information technology sub-industries is higher than other companies. The weighted average is based on the company's percent of revenues earned in a particular sub-industry.

Industry Growth	This factor looks at information technology sub-industries’ year-over-year revenue growth rate. A company’s rank will be higher if the growth rate of the sub-industries it earns revenues from is higher than sub-industries that other companies participate in. This is factored on a weighted average basis. The weighted average is based on the company's percent of revenues earned in that particular sub-industry.
Operating Margin Growth	This factor looks at the year-over-year growth rate of a company’s operating margin. A company’s rank will be higher if its operating margin growth rate is higher.
The Target Index is reconstituted and rebalanced quarterly. At the time of each reconstitution of the Target Index, the 100 Eligible Companies with the highest cumulative scores for the above factors are included in the Target Index and are weighted based on their cumulative scores relative to each other.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning the Fund will generally invest in all of the component securities of the Target Index in the same approximate proportions as in the Target Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Target Index when Global Beta Advisors LLC (the “Adviser”) believes it is in the best interests of the Fund (e.g., when replicating the Target Index involves practical difficulties or substantial costs, a Target Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Target Index).
The Fund is classified as “non-diversified” under the 1940 Act, which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers.
FactSet Research Systems Inc. (the “Index Provider”), in consultation with the Adviser, developed the Target Index methodology. The Index Provider is responsible for the ongoing maintenance, compilation, and administration of the Target Index. The Adviser may from time to time request that the Index Provider make changes to the specifications of the Target Index.
Changes to the Fund’s Principal Investment Risks
Also effective December 18, 2020, the following changes apply to the section entitled “Principal Investment Risks” on pages 7–9 of the Prospectus:
•The following risk disclosures are deleted: Momentum Securities Risk, ETFs and Other Investment Companies Risk, and REIT Risk.
•The following risk has been added under “Concentration Risk”:
◦Software Industry Risk. Software companies are subject to the risks of companies in the Information Technology sector (see above), as well as the following additional risks. Software companies can be significantly affected by aggressive pricing, changing domestic demand, the availability and price of components, cyclical market patterns, evolving industry standards, and frequent new product introductions. The success of software companies depends in substantial part on the timely and successful introduction of new products and the ability to service such products. Many software companies rely on intellectual property laws to protect their proprietary rights in their products and technologies, and there can be no assurance that a company will be able to prevent misappropriation of technology or that competitors will not independently develop comparable or superior technologies.
•The following risks have been added immediately following “Large Capitalization Securities Risk”:
◦Small- and Mid-Capitalization Securities Risk. The securities of small- and mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small- and mid-capitalization companies may be particularly sensitive to changes in interest rates, government regulation, borrowing costs, and earnings.
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance (before fees and expenses) of the FactSet Rising Stars Index (the “Target Index”).
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to track the performance (before fees and expenses) of the Target Index, which is comprised of 100 U.S.-listed companies with operations in the information technology sector and that are selected based on a combination of valuation- and growth-related factors. The Target Index may include small, medium, and large capitalization companies.
The Target Index is expected to be predominantly comprised of companies in the information technology sector and concentrated (i.e., hold 25% or more of its net assets) in companies in the software sub-industry. To the extent that the Target Index concentrates in securities of a particular industry or group of industries, the Fund is expected to concentrate to approximately the same extent.
The Target Index’s construction begins with the universe of the 3,000 largest companies by market capitalization whose equity securities are listed on either the New York Stock Exchange or the Nasdaq Stock Market, LLC. Such companies are then screened to keep only companies with a minimum market capitalization of $500 million and whose equity securities meet certain liquidity thresholds (the remaining companies collectively, the “Index Universe”).
For each company in the Index Universe, the Target Index uses a proprietary formula to evaluate each company’s valuation relative to its sales growth rate over the prior year. Specifically, the Target Index’s methodology calculates the difference between each company’s recent year-over-year sales growth rate and the annual sales growth rate that would be needed over the next 10 years to justify the company’s current market valuation based primarily on the company’s price-to-sales ratio (such difference, the “Excess Growth Rate”). Companies in the Index Universe whose Excess Growth Rate ranks in the top 75% of companies in the Index Universe are eligible to be included in the Target Index (the “Eligible Companies”).
The Eligible Companies are then evaluated based on the following growth-related factors: market share growth, industry growth, and, to a lesser extent, operating margin growth. Each Eligible Company receives a score for each of the factors. The results for all Eligible Companies for a given factor (e.g., market share growth) are then ranked, and companies whose results rank in the top 20% (i.e., the top quintile) of results receive the highest score while companies in each of the lower quintiles receive scores that decrease with each quintile. Because certain factors are focused on revenue from sub-industries within the information technology sector, the scores with respect to such factors will favor companies earning all or a significant portion of their revenue from the information technology sector.

Market Share Growth Rate
This factor looks at a company’s year-over-year market share growth rate in sub-industries within the information technology sector. A company’s rank will be higher if its combined weighted average market share growth rate across all information technology sub-industries is higher than other companies. The weighted average is based on the company's percent of revenues earned in a particular sub-industry.

Industry Growth	This factor looks at information technology sub-industries’ year-over-year revenue growth rate. A company’s rank will be higher if the growth rate of the sub-industries it earns revenues from is higher than sub-industries that other companies participate in. This is factored on a weighted average basis. The weighted average is based on the company's percent of revenues earned in that particular sub-industry.
Operating Margin Growth	This factor looks at the year-over-year growth rate of a company’s operating margin. A company’s rank will be higher if its operating margin growth rate is higher.
The Target Index is reconstituted and rebalanced quarterly. At the time of each reconstitution of the Target Index, the 100 Eligible Companies with the highest cumulative scores for the above factors are included in the Target Index and are weighted based on their cumulative scores relative to each other.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning the Fund will generally invest in all of the component securities of the Target Index in the same approximate proportions as in the Target Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Target Index when Global Beta Advisors LLC (the “Adviser”) believes it is in the best interests of the Fund (e.g., when replicating the Target Index involves practical difficulties or substantial costs, a Target Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Target Index).
The Fund is classified as “non-diversified” under the 1940 Act, which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers.
FactSet Research Systems Inc. (the “Index Provider”), in consultation with the Adviser, developed the Target Index methodology. The Index Provider is responsible for the ongoing maintenance, compilation, and administration of the Target Index. The Adviser may from time to time request that the Index Provider make changes to the specifications of the Target Index.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following risk disclosures are deleted: Momentum Securities Risk, ETFs and Other Investment Companies Risk, and REIT Risk.
•The following risk has been added under “Concentration Risk”:
◦Software Industry Risk. Software companies are subject to the risks of companies in the Information Technology sector (see above), as well as the following additional risks. Software companies can be significantly affected by aggressive pricing, changing domestic demand, the availability and price of components, cyclical market patterns, evolving industry standards, and frequent new product introductions. The success of software companies depends in substantial part on the timely and successful introduction of new products and the ability to service such products. Many software companies rely on intellectual property laws to protect their proprietary rights in their products and technologies, and there can be no assurance that a company will be able to prevent misappropriation of technology or that competitors will not independently develop comparable or superior technologies.
•The following risks have been added immediately following “Large Capitalization Securities Risk”:
◦Small- and Mid-Capitalization Securities Risk. The securities of small- and mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small- and mid-capitalization companies may be particularly sensitive to changes in interest rates, government regulation, borrowing costs, and earnings.
Global Beta Rising Stars ETF | Global Beta Rising Stars ETF Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GBGR